STOCK OPTIONS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 09, 2022	Jun. 08, 2022	May 31, 2022	Dec. 29, 2021	Aug. 15, 2021	Nov. 11, 2020	Sep. 30, 2022	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercise price					$ 0.05
Risk free rate				1.29%
Volatility factor				152.10%
Dividend yields				0.00%					0.00%
Expected life				5 years
Fair value of option granted per share				$ 0.022
Fair value of option granted				$ 519
Share based compensation expenses									$ 402		$ 456
Remaining expense from stock based compensation											$ 63
Weighted average period for recognition											6 months
Options outstanding and exercisable, intrinsic value											$ 1
Shares issued for services								28,222,082
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation							$ 335		$ 402
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for services							600,000					29,633,186
Two Thousand Eighteen Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase common stock			2,356,420
Shares issued for services		7,000,000
Weighted average exercise price, exercised		$ 0.05	$ 0.05
Vesting period term			3 years
Two Thousand And Eighteen Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for issuance	90,000,000
Weighted average exercise price, exercised	$ 0.02
Vesting period term	3 years
Two Thousand And Eighteen Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for issuance	180,000,000
David Kretzmer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase common stock					9,425,680
Ilanit Halperin [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase common stock					9,425,680
Doron Birger [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option to purchase common stock					2,365,420
Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for services						1,411,104		1,411,104
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price, exercised	$ 0.022
Vesting period term	5 years
2018 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for issuance					90,000,000
Share-Based Payment Arrangement, Option [Member] | Two Thousand Eighteen Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for services		1,166,667